INCOME TAX - Schedule of Effective Income Tax Rate Reconciliation (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Amount
Federal Tax at Statutory Rate	21.00%	21.00%
Permanent	(0.89%)	(6.25%)
Change in Valuation Allowance	(22.77%)	(21.73%)
True Ups	0.00%	(0.06%)
R&D Credit	2.66%	7.04%
Effective Tax Rate	0.00%	0.00%